GENERAL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2009
GENERAL [Abstract]
Sale of subsidiary, gain		$ 550
Sale of subsidiary, amount of debt extinguished		675
Sale of subsidiary, period for installments		10 years
Total debt	1,600
Total debt, amount maturing in 5 years	1,000
Total debt, amount maturing in 5 years, start date	Jan. 01, 2011
Total debt, amount maturing in 10 years	$ 600
Total debt, amount maturing in 10 years, start date	Jul. 31, 2015